DEAN WITTER GLOBAL ASSET ALLOCATION FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                          YORK 10048
LETTER TO THE SHAREHOLDERS JULY 31, 1996

DEAR SHAREHOLDER:

We are pleased to present the semiannual report to shareholders of Dean Witter Global Asset Allocation Fund for the six-month period ended July 31, 1996. The Fund is fully flexible and may invest in any combination of global equities, bonds and money market instruments.

Dean Witter Global Asset Allocation Fund produced a total return of 0.99 percent for the six-month period ended July 31, 1996, compared to a return of 0.67 percent for the Morgan Stanley Capital International World Index (MSCI World Index) and a return of 1.54 percent for the Lipper Global Flexible Fund Index. On July 31, 1996, the Fund's net assets were approximately $60 million, an increase of 35 percent during the period under review.

ASSET ALLOCATION AND THE GLOBAL MARKETPLACE

As has been the case since its inception in February 1995, the Fund continues to maintain a significant overweight to equity markets around the globe. Cash holdings were reduced and used to increase the Fund's fixed-income exposure as interest rates (primarily in the United States) rose from their lows early in 1996. At the end of July, the Fund's strategic allocation target stood at 77 percent global equities, 17 percent global fixed-income instruments and 6 percent cash equivalent holdings.

In general terms, world equity markets continue to appear extremely attractive when compared to potential returns in both bond and cash investments. As central banks throughout the world continued to push interest rates lower (Germany, United Kingdom) or, at the very least, maintain the historic low levels achieved in past months (United States, Japan), economies continue to possess the potential to expand and fuel corporate profit growth. In the U.S., the economic recovery is quite mature, however, the world's economies are only now showing signs of coordinated growth. Japan, for example, emerged from its most devastating recession since World War II earlier in 1996, while Latin American countries are now beginning to enjoy sustained economic

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
LETTER TO THE SHAREHOLDERS JULY 31, 1996, CONTINUED

growth. Europe, by and large, continues to await recovery, as both Germany and the United Kingdom appear close to resuming gradual growth.

PORTFOLIO HOLDINGS

Both the equity and fixed-income portfolios are extensively diversified throughout the global markets. The equity portfolio's regional allocation features overweighted positions in Japan (30 percent of the equity portfolio), the Pacific Rim (10 percent) and Latin America (6 percent) as compared to the MSCI World Index. Assets allocated to the United States (34 percent) and Europe (20 percent) represent underweightings, a position consistent with these markets' higher valuations.

The Fund continues to maintain a diversified strategy toward global industries. Among the largest industry groups represented in the portfolio are electronics (Diebold, Inc., Hewlett-Packard Co.); industrials (Boeing Co., Rolls-Royce PLC); consumer goods (PepsiCo Inc., Canon, Inc., Hermes International) and financials (Citicorp, Banco Bilbao Vizcaya, Royal & Sun Alliance Insurance Group PLC).

The fixed-income portfolio is invested in both U.S. and European debt instruments, including government and corporate bonds. The Fund's most recent shifts into the fixed-income sector from cash were made with the intention of increasing the portfolio's exposure to the U.S. bond market. On July 31, 1996, U.S. Treasury securities and corporate issues represented over half of the Fund's fixed-income investments, with the balance being held in German, Danish, British, French and Italian corporate and government bonds.

LOOKING AHEAD

With the national elections in the United States this fall and a number of foreign policy issues gaining greater attention, global economic growth should continue to be the paramount issue for world leaders and central banks. Coordinated recoveries around the globe could lead to inflationary risks increasing and commodity shortages occurring, however, these risks should not outweigh the merits of profit growth for investors. Overall, the forecast for the world's equity markets appears bright.

We appreciate your support of Dean Witter Global Asset Allocation Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED)

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   COMMON AND PREFERRED STOCKS AND BONDS (93.2%)
                   ARGENTINA (0.6%)
                   BANKING
           2,680   Banco de Galicia y Buenos Aires
                   S.A. de C.V. (ADR).............  $       57,620
           1,400   Banco Frances del Rio de la
                   Plata S.A. (ADR)...............          33,425
                                                    --------------
                                                            91,045
                                                    --------------
                   ENERGY
           2,700   Yacimentos Petroliferos
                   Fiscales S.A. (ADR)............          56,700
                                                    --------------
                   MULTI-INDUSTRY
          24,298   Perez Companc S.A. (Class B)...         141,905
                                                    --------------
                   STEEL & IRON
             600   Siderar S.A. (A Shares) (ADR)*
                   - 144A**.......................          11,625
                                                    --------------
                   TELECOMMUNICATIONS
           3,100   Telefonica de Argentina S.A.
                   (ADR)..........................          72,462
                                                    --------------

                   TOTAL ARGENTINA................         373,737
                                                    --------------

                   AUSTRIA (0.2%)
                   TRANSPORTATION
           2,200   Flughafen Wien AG..............         144,695
                                                    --------------
                   BELGIUM (0.2%)
                   RETAIL
           2,400   G.I.B. Holdings Ltd............         106,206
                                                    --------------
                   BRAZIL (2.0%)
                   APPLIANCES & HOUSEHOLD DURABLES
           3,500   Refrigeracao Parana S.A.
                   (ADR)*.........................          46,594
                                                    --------------
                   BANKING
          10,050K  Banco Bradesco S.A. (Pref.)....          79,368
                                                    --------------
                   BREWERY
         192,000   Companhia Cervejaria Brahma
                   (Pref.)*.......................         117,323
                                                    --------------
                   ENERGY
         642,000   Petroleo Brasileiro S.A.
                   (Pref.)........................          71,932
                                                    --------------
                   METALS & MINING
           2,840   Companhia Vale do Rio Doce S.A.
                   (Pref.) (ADR)..................          53,605
                                                    --------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   PAPER & FOREST PRODUCTS
           6,300   Aracruz Celulose S.A. (ADR)....  $       53,550
                                                    --------------
                   STEEL & IRON
          84,500K  Usinas Siderurgicas de Minas
                   Gerais S.A. (Pref.)............          90,089
                                                    --------------
                   TELECOMMUNICATIONS
           5,310   Telecomunicacoes Brasileiras
                   S.A. (ADR).....................         384,975
          17,871   Telecomunicacoes de Sao Paulo
                   S.A............................           3,052
         217,000   Telecomunicacoes de Sao Paulo
                   S.A. (Pref.)*..................          42,843
                                                    --------------
                                                           430,870
                                                    --------------
                   UTILITIES - ELECTRIC
           8,600   Centrais Electricas Brasileiras
                   S.A. (ADR).....................         115,025
           4,700   Companhia Energetica de Minas
                   Gerais S.A. (Pref.) (ADR)......         128,662
                                                    --------------
                                                           243,687
                                                    --------------

                   TOTAL BRAZIL...................       1,187,018
                                                    --------------

                   CANADA (0.5%)
                   TELECOMMUNICATION EQUIPMENT
           6,300   Newbridge Networks Corp.*......         274,050
                                                    --------------

                   CHILE (0.8%)
                   BANKING
             800   Banco BHIF (ADR)*..............          15,200
                                                    --------------
                   BEVERAGES - SOFT DRINKS
           2,620   Embotelladora Andina S.A.
                   (ADR)..........................          96,940
                                                    --------------
                   INVESTMENT COMPANIES
          39,000   The Five Arrows Chile
                   Investment Trust Ltd...........         109,590
                                                    --------------
                   TELECOMMUNICATIONS
           1,700   Compania de Telecommunicaciones
                   de Chile S.A. (ADR)............         165,112
                                                    --------------
                   UTILITIES - ELECTRIC
           3,200   Enersis S.A. (ADR).............          97,600
                                                    --------------

                   TOTAL CHILE....................         484,442
                                                    --------------

                   COLOMBIA (0.1%)
                   BANKING
           4,800   Banco Industrial Colombiano
                   S.A. (ADR).....................          75,000
                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   DENMARK (1.3%)
                   FOREIGN GOVERNMENT
       DKK 1,750K  Kingdom of Denmark 9.00% due
                   11/15/00.......................  $      340,665
       DKK 1,750K  Kingdom of Denmark 7.00% due
                   12/15/04.......................         305,989
                                                    --------------
                                                           646,654
                                                    --------------
                   PHARMACEUTICALS
             940   Novo-Nordisk AS (Series B).....         136,182
                                                    --------------

                   TOTAL DENMARK..................         782,836
                                                    --------------

                   FRANCE (2.0%)
                   APPAREL
             335   Hermes International...........          82,878
                                                    --------------
                   FINANCIAL SERVICES
             975   Cetelem Group..................         213,696
                                                    --------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
             580   LVMH Moet-Hennessy Louis
                   Vuitton........................         128,399
           3,800   SEITA..........................         167,942
                                                    --------------
                                                           296,341
                                                    --------------
                   INSURANCE
           3,500   Scor S.A.......................         134,858
                                                    --------------
                   PHARMACEUTICALS
           1,345   Sanofi S.A.....................         104,590
                                                    --------------
                   RETAIL
             420   Carrefour Supermarche..........         230,344
             673   Castorama Dubois
                   Investissement.................         131,610
       FRF    26K  Castorama Dubois Investissement
                   3.15% due 01/01/03 (Conv.).....           6,271
                                                    --------------
                                                           368,225
                                                    --------------
                   TOTAL FRANCE...................       1,200,588
                                                    --------------

                   GERMANY (3.5%)
                   AUTOMOTIVE
             315   Volkswagen AG..................         106,961
                                                    --------------
                   CHEMICALS
           3,500   BASF AG........................          94,007
           1,000   SGL Carbon AG..................         110,153
                                                    --------------
                                                           204,160
                                                    --------------
                   CONSUMER PRODUCTS
           1,400   Adidas AG......................         109,338
                                                    --------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   FOREIGN GOVERNMENT
        DEM  325K  Bundesrepublic Deutschland
                   8.375% due 05/21/01............  $      248,280
        DEM  390K  Germany (Federal Republic)
                   7.25% due 10/21/02.............         284,005
        DEM  400K  Germany (Federal Republic)
                   6.25% due 04/26/06.............         269,311
        DEM  400K  Treuhandanstalt
                   5.00% due 12/17/98.............         276,047
        DEM  250K  Treuhandanstalt
                   7.00% due 11/25/99.............         181,392
        DEM  450K  Treuhandanstalt
                   7.50% due 09/09/04.............         328,676
                                                    --------------
                                                         1,587,711
                                                    --------------
                   PHARMACEUTICALS
             185   Gehe AG........................         114,706
                                                    --------------

                   TOTAL GERMANY..................       2,122,876
                                                    --------------

                   HONG KONG (6.3%)
                   BANKING
          24,800   HSBC Holdings PLC..............         396,059
                                                    --------------
                   BUILDING & CONSTRUCTION
         106,000   New World Infrastructure
                   Ltd.*..........................         230,280
          80,000   Road King Infrastructure
                   Ltd............................          68,794
                                                    --------------
                                                           299,074
                                                    --------------
                   CONGLOMERATES
         258,000   First Pacific Co. Ltd..........         392,011
          46,000   Hutchison Whampoa, Ltd.........         274,815
          37,200   Jardine Matheson Holdings
                   Ltd............................         225,060
          41,000   Swire Pacific Ltd. (Class A)...         351,245
                                                    --------------
                                                         1,243,131
                                                    --------------
                   OIL RELATED
         109,000   Hong Kong & China Gas Co.
                   Ltd............................         172,665
                                                    --------------
                   REAL ESTATE
          57,000   Cheung Kong (Holdings) Ltd.....         388,811
          45,000   Henderson Land Development Co.
                   Ltd............................         321,503
         158,000   Hong Kong Land Holdings Ltd....         331,800
          29,000   Sun Hung Kai Properties Ltd....         273,755
                                                    --------------
                                                         1,315,869
                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   TELECOMMUNICATIONS
         196,600   Hong Kong Telecommunications
                   Ltd............................  $      324,141
                                                    --------------

                   TOTAL HONG KONG................       3,750,939
                                                    --------------

                   ITALY (1.4%)
                   ENERGY
          27,500   Ente Nazionale Idrocarburi
                   SpA............................         123,913
                                                    --------------
                   FOREIGN GOVERNMENT
     ITL 440,000K  Italy (Republic of)
                   10.50% due 04/01/00............         305,188
     ITL 420,000K  Italy (Republic of)
                   10.50% due 11/01/00............         292,534
                                                    --------------
                                                           597,722
                                                    --------------
                   TELECOMMUNICATIONS
          60,000   Telecom Italia Mobile SpA......         125,692
                                                    --------------
                   TOTAL ITALY....................         847,327
                                                    --------------

                   JAPAN (29.7%)
                   AUTOMOTIVE
          74,000   Suzuki Motor Co. Ltd...........         879,963
                                                    --------------
                   BANKING
          23,000   Asahi Bank, Ltd................         256,273
          15,000   Bank of Tokyo - Mitsubishi
                   Ltd............................         316,011
          18,000   Mitsubishi Trust & Banking.....         300,000
          15,000   Sanwa Bank, Ltd................         261,236
          22,000   Sumitomo Trust & Banking.......         288,389
                                                    --------------
                                                         1,421,909
                                                    --------------
                   BUILDING & CONSTRUCTION
          31,000   Kandenko Co., Ltd..............         388,951
          20,000   Nishimatsu Construction Co.....         202,247
          17,000   Sekisui House Ltd..............         186,236
                                                    --------------
                                                           777,434
                                                    --------------
                   BUSINESS SERVICES
          33,000   Ricoh Corp., Ltd...............         333,708
                                                    --------------
                   CHEMICALS
          63,000   Asahi Chemical Industrial Co.
                   Ltd............................         430,618
          60,000   Nippon Zeon Co. Ltd............         340,449
          24,000   Shin-Etsu Chemical Co..........         424,719
                                                    --------------
                                                         1,195,786
                                                    --------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
           4,400   Advantest Corp.................  $      171,798
          24,000   Canon, Inc.....................         453,933
          37,000   Hitachi, Ltd...................         337,088
           4,000   Kyocera Corp...................         273,783
          24,000   Matsushita Electric Industrial
                   Co. Ltd........................         417,977
          30,000   NGK Insulators.................         331,461
           5,000   Sony Corp......................         316,011
                                                    --------------
                                                         2,302,051
                                                    --------------
                   ENGINEERING & CONSTRUCTION
          20,000   Kajima Corp....................         191,011
                                                    --------------
                   FINANCIAL SERVICES
           3,000   Japan Associated Finance.......         339,888
          36,000   New Japan Securities Co.,
                   Ltd.*..........................         184,382
          14,000   Nomura Securities Co. Ltd......         245,131
           7,400   Promise Co., Ltd...............         355,449
                                                    --------------
                                                         1,124,850
                                                    --------------
                   INSURANCE
          22,000   Tokio Marine & Fire Insurance
                   Co.............................         273,970
                                                    --------------
                   INTERNATIONAL TRADE
          37,000   Mitsubishi Corp................         467,697
                                                    --------------
                   MACHINERY
          29,000   Daifuku Co. Ltd................         434,457
           5,600   Fanuc, Ltd.....................         216,030
          15,000   Kawasaki Heavy Industries......          72,753
           3,400   Keyence Corp...................         436,142
          58,000   Komatsu Ltd....................         531,667
          25,000   Minebea Co., Ltd...............         203,652
          64,000   Mitsubishi Heavy Industries,
                   Ltd............................         542,322
          54,000   NSK Ltd........................         380,225
                                                    --------------
                                                         2,817,248
                                                    --------------
                   MANUFACTURING
           6,200   Sony Music Entertainment
                   Inc............................         277,491
                                                    --------------
                   METALS & MINING
          42,000   Mitsubishi Materials Corp......         212,360
                                                    --------------
                   NATURAL GAS
          54,000   Osaka Gas Co...................         195,169
                                                    --------------
                   PHARMACEUTICALS
          13,000   Yamanouchi Pharmaceutical
                   Co.............................         284,831
                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   REAL ESTATE
          24,000   Mitsubishi Estate Co. Ltd......  $      314,607
          20,000   Mitsui Fudosan Co..............         258,427
                                                    --------------
                                                           573,034
                                                    --------------
                   RETAIL
           5,000   Ito-Yokado Co. Ltd.............         288,858
                                                    --------------
                   RETAIL - SPECIALTY
           3,800   Autobacs Seven Co..............         359,363
          18,000   Best Denki Co. Ltd.............         262,921
          20,000   Joshin Denki...................         297,753
                                                    --------------
                                                           920,037
                                                    --------------
                   STEEL & IRON
         136,000   NKK Corp.*.....................         388,389
          32,000   Yamato Kogyo Co., Ltd..........         353,558
                                                    --------------
                                                           741,947
                                                    --------------
                   TELECOMMUNICATIONS
              61   DDI Corp.......................         492,912
              40   Nippon Telegraph & Telephone...         285,393
                                                    --------------
                                                           778,305
                                                    --------------
                   TEXTILES
          23,000   Kuraray Co. Ltd................         251,966
          66,000   Teijin Ltd.....................         346,067
                                                    --------------
                                                           598,033
                                                    --------------
                   TEXTILES - APPAREL
          19,000   Tokyo Style....................         320,225
                                                    --------------
                   TRANSPORTATION
              52   East Japan Railway Co..........         270,225
          41,000   Nippon Yusen Kabushiki Kaish...         230,721
                                                    --------------
                                                           500,946
                                                    --------------
                   UTILITIES
          14,100   Kyushu Electric Power..........         310,253
                                                    --------------
                   TOTAL JAPAN....................      17,787,116
                                                    --------------

                   MALAYSIA (2.1%)
                   BANKING
          47,000   DCB Holdings Berhad............         143,178
                                                    --------------
                   BUILDING & CONSTRUCTION
          44,000   Metacorp Berhad................         112,875
          34,000   Road Builder (M) Holdings
                   Berhad.........................         141,735
          48,000   United Engineers Malaysia
                   Berhad.........................         323,232
                                                    --------------
                                                           577,842
                                                    --------------
                   ENTERTAINMENT
           8,000   Genting Berhad.................          55,155
                                                    --------------
                   LEISURE
         154,000   Magnum Corporation Berhad......         240,741
                                                    --------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   TELECOMMUNICATIONS
          81,000   Technology Resources Industries
                   Berhad*........................  $      248,376
                                                    --------------

                   TOTAL MALAYSIA.................       1,265,292
                                                    --------------

                   MEXICO (1.7%)
                   BANKING
           8,000   Grupo Financiero Inbursa S.A.
                   de C.V. (B Shares).............          31,650
                                                    --------------
                   BREWERY
           4,400   Grupo Modelo S.A. de C.V.
                   (Series C).....................          20,135
                                                    --------------
                   BUILDING & CONSTRUCTION
           7,600   Empresa ICA Sociedad
                   Controladora S.A. de C.V.
                   (ADR)*.........................         101,650
                                                    --------------
                   BUILDING MATERIALS
          50,300   Cemex S.A. de C.V. (B
                   Shares)........................         179,761
                                                    --------------
                   CONGLOMERATES
          21,500   Grupo Carso S.A. de C.V.
                   (Series A1)*...................          85,342
          27,143   Grupo Industria Alfa S.A. de
                   C.V. (A Shares)................         108,100
                                                    --------------
                                                           193,442
                                                    --------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
           1,600   Empresas la Moderna S.A. de
                   C.V. (ADR).....................          27,800
          35,500   Fomento Economico Mexicano S.A.
                   de C.V. (B Shares).............          92,694
           2,365   Panamerican Beverages, Inc.
                   (Class A)......................         101,991
                                                    --------------
                                                           222,485
                                                    --------------
                   MULTI-LINE INSURANCE
          21,500   Invercorporacion S.A. (Series
                   A1)*...........................           3,487
                                                    --------------
                   PAPER & FOREST PRODUCTS
           3,120   Kimberly-Clark de Mexico S.A.
                   de C.V. (A Shares).............          52,501
                                                    --------------
                   RETAIL
          29,000   Cifra S.A. de C.V. (C
                   Shares)*.......................          39,314
                                                    --------------
                   STEEL & IRON
           9,000   Tubos de Acero de Mexico S.A.
                   de C.V. (ADR)*.................          89,437
                                                    --------------
                   TELECOMMUNICATIONS
           3,000   Telefonos de Mexico S.A. de
                   C.V. (Series L) (ADR)..........          91,875
                                                    --------------

                   TOTAL MEXICO...................       1,025,737
                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   NETHERLANDS (1.9%)
                   BUILDING & CONSTRUCTION
           1,939   Hunter Douglas NV..............  $      127,334
                                                    --------------
                   FOOD PROCESSING
           1,411   Nutricia Vereenigde Bedrijven
                   NV.............................         150,477
                                                    --------------
                   INSURANCE
           2,447   Aegon NV.......................         112,264
           4,580   ING Groep NV...................         140,544
                                                    --------------
                                                           252,808
                                                    --------------
                   PUBLISHING
           7,250   Elsevier NV....................         110,141
           9,000   Ver Ned Uitgev Ver Bezit NV....         148,711
           1,372   Wegener NV.....................         149,473
                                                    --------------
                                                           408,325
                                                    --------------
                   RETAIL
           4,005   Koninklijke Ahold NV...........         203,619
                                                    --------------
                   TOTAL NETHERLANDS..............       1,142,563
                                                    --------------

                   PERU (0.3%)
                   BREWERY
          83,706   Cervercia Backus & Johnston
                   S.A............................          91,081
                                                    --------------
                   METALS & MINING
           3,600   Companhia de Minas Buenaventura
                   S.A. (A Shares)................          30,987
             900   Companhia de Minas Buenaventura
                   S.A. (ADR)*....................          16,087
                                                    --------------
                                                            47,074
                                                    --------------
                   TELECOMMUNICATIONS
           2,000   CPT Telefonica del Peru S.A.
                   (ADR)..........................          43,750
                                                    --------------
                   TOTAL PERU.....................         181,905
                                                    --------------
                   SINGAPORE (1.3%)
                   BANKING
           8,000   Overseas Chinese Banking Corp.,
                   Ltd............................          89,474
             800   Overseas Chinese Banking Corp.,
                   Ltd............................           9,004
          34,000   Overseas Union Bank, Ltd.......         202,166
                                                    --------------
                                                           300,644
                                                    --------------
                   CONGLOMERATES
          19,000   Keppel Corp., Ltd..............         143,909
                                                    --------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   REAL ESTATE
          47,000   DBS Land Ltd...................  $      148,383
          25,000   Singapore Land Ltd.............         160,154
                                                    --------------
                                                           308,537
                                                    --------------

                   TOTAL SINGAPORE................         753,090
                                                    --------------

                   SPAIN (0.5%)
                   BANKS
           4,000   Banco Bilbao Vizcaya...........         167,952
                                                    --------------
                   GAS
             600   Gas Natural SDG S.A............         116,899
                                                    --------------

                   TOTAL SPAIN....................         284,851
                                                    --------------

                   SWEDEN (2.2%)
                   BUSINESS SERVICES
          12,400   Assa Abloy AB (Series B).......         195,599
          11,040   Securitas AB
                   (Series "B" Free)..............         272,940
                                                    --------------
                                                           468,539
                                                    --------------
                   FOREIGN GOVERNMENT
      SEK  2,000K  Sweden (Kingdom of) 13.00% due
                   06/15/01.......................         368,567
       SEK   400K  Sweden (Kingdom of) 10.25% due
                   05/05/03.......................          67,640
                                                    --------------
                                                           436,207
                                                    --------------
                   INSURANCE
           3,900   Scandia Forsakrings AB.........          97,306
                                                    --------------
                   MACHINERY
           5,418   Kalmar Industries AB...........         106,419
                                                    --------------
                   MEDICAL SUPPLIES
           5,000   Getinge Industrier AB (B
                   Shares)........................          85,696
                                                    --------------
                   TELECOMMUNICATIONS
           4,950   Ericsson (L.M.) Telephone Co.
                   AB (Series "B" Free)...........          99,479
                                                    --------------

                   TOTAL SWEDEN...................       1,293,646
                                                    --------------

                   SWITZERLAND (1.0%)
                   CONGLOMERATES
             130   ABB AG - Bearer................         154,002
                                                    --------------
                   INSURANCE
             130   Schweizerische
                   Rueckversicherungs-
                   Gesellschaft...................         129,131
                                                    --------------
                   PHARMACEUTICALS
              15   Roche Holdings AG..............         110,651
             180   Sandoz AG......................         200,902
                                                    --------------
                                                           311,553
                                                    --------------

                   TOTAL SWITZERLAND..............         594,686
                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   UNITED KINGDOM (5.4%)
                   AEROSPACE
          46,000   Rolls-Royce PLC................  $      155,270
                                                    --------------
                   AUTO PARTS
          17,000   BBA Group PLC..................          77,215
                                                    --------------
                   BANKING
           4,000   HSBC Holdings PLC..............          66,078
          10,000   National Westminster Bank
                   PLC............................          97,374
                                                    --------------
                                                           163,452
                                                    --------------
                   BUILDING & CONSTRUCTION
           9,000   Williams Holdings PLC..........          46,478
                                                    --------------
                   BUILDING MATERIALS
          20,000   Blue Circle Industries PLC.....         112,618
          15,000   Redland PLC....................          96,830
                                                    --------------
                                                           209,448
                                                    --------------
                   BUSINESS SERVICES
          10,000   De La Rue PLC..................          93,952
                                                    --------------
                   CHEMICALS
          10,000   Courtaulds PLC.................          68,131
                                                    --------------
                   ELECTRICAL EQUIPMENT
          17,000   General Electric Co. PLC.......         100,221
          14,750   The BICC Group PLC.............          73,076
                                                    --------------
                                                           173,297
                                                    --------------
                   FOREIGN GOVERNMENT
      L       75K  United Kingdom Treasury Gilt
                   10.00% due 02/26/01............         128,693
      L      150K  United Kingdom Treasury Gilt
                   8.00% due 06/10/03.............         238,137
      L      100K  United Kingdom Treasury Gilt
                   8.50% due 12/07/05.............         162,355
      L       80K  United Kingdom Treasury Gilt
                   7.75% due 09/08/06.............         122,768
      L      100K  United Kingdom Treasury Gilt
                   9.00% due 10/13/08.............         167,411
                                                    --------------
                                                           819,364
                                                    --------------
                   INSURANCE
          15,000   Prudential Corp. PLC...........         101,263
          22,804   Royal & Sun Alliance Insurance
                   Group PLC......................         134,083
                                                    --------------
                                                           235,346
                                                    --------------
                   LEISURE
          10,000   Granada Group PLC..............         125,140
                                                    --------------
                   MULTI-INDUSTRY
          20,000   Tomkins PLC....................          78,397
                                                    --------------
                   NATURAL GAS
          26,000   British Gas PLC................          77,651
                                                    --------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   OIL - INTERNATIONAL INTEGRATED
           7,300   Shell Transport & Trading Co.
                   PLC............................  $      104,751
                                                    --------------
                   PHARMACEUTICALS
           9,500   Glaxo Wellcome PLC.............         132,183
                                                    --------------
                   PUBLISHING
           8,000   EMAP PLC.......................          85,117
                                                    --------------
                   RETAIL
          30,000   Asda Group PLC.................          53,431
           9,000   Great Universal Stores PLC.....          84,557
          14,500   W.H. Smith Group PLC...........         108,263
                                                    --------------
                                                           246,251
                                                    --------------
                   TELECOMMUNICATIONS
          26,000   British Telecommunications
                   PLC............................         146,808
          28,762   Securicor PLC..................         111,848
                                                    --------------
                                                           258,656
                                                    --------------
                   UTILITIES
           7,000   Severn Trent PLC...............          62,391
                                                    --------------

                   TOTAL UNITED KINGDOM...........       3,212,490
                                                    --------------

                   UNITED STATES (28.2%)
                   AEROSPACE & DEFENSE
           3,200   Boeing Co......................         283,200
           4,700   General Motors Corp. (Class
                   H).............................         267,900
          11,700   Watkins-Johnson Co.............         253,012
                                                    --------------
                                                           804,112
                                                    --------------
                   AUTO PARTS
          11,600   Discount Auto Parts, Inc.*.....         275,500
                                                    --------------
                   AUTOMOTIVE
           9,500   Chrysler Corp..................         269,562
                                                    --------------
                   BANKING
           3,500   BankAmerica Corp...............         279,125
           3,400   Citicorp.......................         278,375
                                                    --------------
                                                           557,500
                                                    --------------
                   CHEMICALS
           9,600   Monsanto Co....................         300,000
                                                    --------------
                   COMPUTER SOFTWARE
           2,300   Microsoft Corp.*...............         270,825
                                                    --------------
                   COMPUTERS - SYSTEMS
           5,600   Diebold, Inc...................         306,600
           6,400   Hewlett-Packard Co.............         281,600
           2,900   International Business Machines
                   Corp...........................         312,837
                                                    --------------
                                                           901,037
                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   DRUGS & HEALTHCARE
           4,900   American Home Products Corp....  $      278,075
           5,700   Johnson & Johnson..............         272,175
           3,800   Pfizer, Inc....................         265,525
                                                    --------------
                                                           815,775
                                                    --------------
                   ELECTRONICS
           3,400   General Electric Co............         280,075
                                                    --------------
                   ELECTRONICS - SEMICONDUCTORS/COMPONENTS
           3,800   Intel Corp.....................         285,000
                                                    --------------
                   ENTERTAINMENT
           9,900   Carnival Corp. (Class A).......         266,062
                                                    --------------
                   FINANCIAL SERVICES
           4,500   Beneficial Corp................         243,000
 $            50K  Conseco, Inc.
                   10.50% due 12/15/04............          57,013
           6,700   Travelers Group, Inc...........         283,075
                                                    --------------
                                                           583,088
                                                    --------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
           4,200   Campbell Soup Co...............         285,075
           8,400   PepsiCo Inc....................         265,650
                                                    --------------
                                                           550,725
                                                    --------------
                   HARDWARE & TOOLS
           7,100   Black & Decker Corp............         260,925
                                                    --------------
                   HEALTHCARE - DIVERSIFIED
           4,400   PacifiCare Health Systems
                   (Class B)*.....................         297,000
                                                    --------------
                   HOSPITAL MANAGEMENT
 $            50K  Columbia/HCA Healthcare Corp.
                   7.50% due 11/15/95.............          47,125
                                                    --------------
                   INSURANCE
           1,078   Aetna Inc......................          62,659
             359   Aetna Inc. (Class C) $1.48
                   (Conv. Pref.) .................          22,482
           6,500   Allstate Corp..................         290,875
                                                    --------------
                                                           376,016
                                                    --------------
                   OFFICE EQUIPMENT & SUPPLIES
           6,400   Alco Standard Corp.............         280,000
                                                    --------------
                   OIL - INTERNATIONAL INTEGRATED
           3,250   Exxon Corp.....................         267,313
           3,250   Texaco, Inc....................         276,250
                                                    --------------
                                                           543,563
                                                    --------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   OIL INTEGRATED - DOMESTIC
           2,300   Atlantic Richfield Co..........  $      266,800
                                                    --------------
                   OIL WELL EQUIPMENT & SERVICE
           9,900   Dresser Industries, Inc........         267,300
                                                    --------------
                   RETAIL - SPECIALTY
          42,000   Charming Shoppes, Inc.*........         265,125
           9,300   Payless ShoeSource, Inc.*......         301,088
                                                    --------------
                                                           566,213
                                                    --------------
                   SAVINGS & LOAN ASSOCIATIONS
 $            50K  First Nationwide Bank 10.00%
                   due 10/01/06...................          55,564
          16,400   Roosevelt Financial Group,
                   Inc............................         262,400
                                                    --------------
                                                           317,964
                                                    --------------
                   STEEL & IRON
          15,500   Inland Steel Industries,
                   Inc............................         269,313
                                                    --------------
                   TELECOMMUNICATION EQUIPMENT
           5,500   Cisco Systems, Inc.*...........         284,625
                                                    --------------
                   TELECOMMUNICATIONS
           6,600   GTE Corp.......................         272,250
           6,000   NYNEX Corp.....................         269,250
                                                    --------------
                                                           541,500
                                                    --------------
                   TELECOMMUNICATIONS - LONG DISTANCE
           7,800   Sprint Corp....................         285,675
                                                    --------------
                   TOBACCO
           2,700   Philip Morris Companies,
                   Inc............................         282,488
                                                    --------------
                   U.S. GOVERNMENT OBLIGATIONS
 $         1,900K  U.S. Treasury Bond
                   6.25% due 08/15/23.............       1,710,594
 $            50K  U.S. Treasury Bond
                   7.50% due 11/15/24.............          52,656
 $           225K  U.S. Treasury Bond 7.625% due
                   02/15/25.......................         240,680
 $         2,500K  U.S. Treasury Bond 6.875% due
                   08/15/25.......................       2,454,297
 $           150K  U.S. Treasury Note 6.625% due
                   03/31/97.......................         150,820
 $           175K  U.S. Treasury Note
                   6.50% due 04/30/99.............         175,602
 $           195K  U.S. Treasury Note 6.875% due
                   08/31/99.......................         197,346
 $            50K  U.S. Treasury Note
                   7.75% due 12/31/99.............          51,953

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
 $           400K  U.S. Treasury Note 5.625% due
                   11/30/00.......................  $      385,625
 $            75K  U.S. Treasury Note
                   7.50% due 11/15/01.............          77,988
 $           200K  U.S. Treasury Note
                   5.75% due 08/15/03.............         189,625
 $           100K  U.S. Treasury Note
                   7.50% due 02/15/05.............         104,375
 $            50K  U.S. Treasury Note
                   7.00% due 07/15/06.............          50,719
                                                    --------------
                                                         5,842,280
                                                    --------------
                   TOTAL UNITED STATES............      16,888,048
                                                    --------------
                   TOTAL COMMON AND PREFERRED
                   STOCKS AND BONDS
                   (IDENTIFIED COST
                   $52,974,820)...................      55,779,138
                                                    --------------

    CURRENCY
    AMOUNT IN
    THOUSANDS                                           VALUE
------------------------------------------------------------------
                   PURCHASED PUT OPTION ON FOREIGN CURRENCY (0.0%)
       FRF   500   November 14, 1996/
                   FRF 5.192
                   (Identified Cost $10,100)......           1,950
                                                    --------------
    PRINCIPAL
    AMOUNT IN
    THOUSANDS                                             VALUE
--------------------------------------------------------------------

                   SHORT-TERM INVESTMENT (a) (5.7%)
                   U.S. GOVERNMENT AGENCY
                   Federal Home Loan Banks 5.62%
                   due 08/01/96 (Amortized Cost
           $3,400  $3,400,000).....................  $     3,400,000
                                                     ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST $56,384,920) (B)......      98.9 %       59,181,088

CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES............................       1.1            643,271
                                          --------   ---------------

NET ASSETS.............................     100.0 %  $    59,824,359
                                          --------   ---------------
                                          --------   ---------------

---------------------
ADR  American Depository Receipt.
 K   In thousands.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation was $4,594,777 and the aggregate gross unrealized depreciation was $1,798,609, resulting in net unrealized appreciation of $2,796,168.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 1996:

CONTRACTS TO       IN       DELIVERY    UNREALIZED
  RECEIVE     EXCHANGE FOR    DATE     APPRECIATION
----------------------------------------------------
ESP
25,756,336    $   205,262   08/06/96      $ 441
                                          -----
                                          -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION
SUMMARY OF INVESTMENTS JULY 31, 1996 (UNAUDITED)

                                                                  PERCENT OF
INDUSTRY                                           VALUE          NET ASSETS
-------------------------------------------------------------------------------
Aerospace..................................  $         155,270           0.3%
Aerospace & Defense........................            804,112           1.3
Apparel....................................             82,878           0.1
Appliances & Household Durables............             46,594           0.1
Auto Parts.................................            352,715           0.6
Automotive.................................          1,256,486           2.1
Banking....................................          3,275,005           5.5
Banks......................................            167,952           0.3
Beverages - Soft Drinks....................             96,940           0.1
Brewery....................................            228,538           0.4
Building & Construction....................          1,929,812           3.2
Building Materials.........................            389,209           0.7
Business Services..........................            896,198           1.5
Chemicals..................................          1,768,077           3.0
Computer Software..........................            270,825           0.5
Computers - Systems........................            901,037           1.5
Conglomerates..............................          1,734,484           2.9
Consumer Products..........................            109,338           0.1
Drugs & Healthcare.........................            815,775           1.4
Electrical Equipment.......................            173,296           0.3
Electronic & Electrical Equipment..........          2,302,051           3.9
Electronics................................            280,075           0.5
Electronics -
  Semiconductors/Components................            285,000           0.5
Energy.....................................            252,545           0.4
Engineering & Construction.................            191,011           0.3
Entertainment..............................            321,217           0.5
Financial Services.........................          1,921,634           3.2
Food Processing............................            150,477           0.3
Food, Beverage, Tobacco & Household
  Products.................................          1,069,551           1.8
Foreign Currency Put Option................              1,950        --
Foreign Government.........................          4,087,659           6.9
Gas........................................            116,899           0.2
Hardware & Tools...........................            260,925           0.4
Healthcare - Diversified...................            297,000           0.5

                                                                  PERCENT OF
INDUSTRY                                           VALUE          NET ASSETS
-------------------------------------------------------------------------------
Hospital Management........................  $          47,125           0.1%
Insurance..................................          1,499,435           2.5
International Trade........................            467,697           0.8
Investment Companies.......................            109,590           0.2
Leisure....................................            365,881           0.6
Machinery..................................          2,923,667           4.9
Manufacturing..............................            277,491           0.5
Medical Supplies...........................             85,696           0.1
Metals & Mining............................            313,039           0.5
Multi-Industry.............................            220,302           0.4
Multi-Line Insurance.......................              3,487        --
Natural Gas................................            272,819           0.5
Office Equipment & Supplies................            280,000           0.5
Oil - International Integrated.............            648,314           1.1
Oil Integrated - Domestic..................            266,800           0.4
Oil Related................................            172,665           0.3
Oil Well Equipment & Service...............            267,300           0.4
Paper & Forest Products....................            106,051           0.2
Pharmaceuticals............................          1,084,046           1.8
Publishing.................................            493,442           0.8
Real Estate................................          2,197,439           3.7
Retail.....................................          1,252,473           2.1
Retail - Specialty.........................          1,486,250           2.5
Savings & Loan Associations................            317,964           0.5
Steel & Iron...............................          1,202,411           2.0
Telecommunication Equipment................            558,675           0.9
Telecommunications.........................          3,180,220           5.3
Telecommunications
  - Long Distance..........................            285,675           0.5
Textiles...................................            598,034           1.0
Textiles - Apparel.........................            320,225           0.5
Tobacco....................................            282,487           0.5
Transportation.............................            645,641           1.1
U.S. Government Agency.....................          3,400,000           5.6
U.S. Government Obligations................          5,842,280           9.8
Utilities..................................            372,644           0.5
Utilities - Electric.......................            341,288           0.5
                                             -----------------           ---
                                             $      59,181,088          98.9%
                                             -----------------           ---
                                             -----------------           ---

                                                        PERCENT OF
TYPE OF INVESTMENT                           VALUE      NET ASSETS
------------------------------------------------------------------
Common Stocks...........................  $ 45,259,190     75.6%
Corporate Bonds.........................       165,973      0.3
Foreign Currency Put Option.............         1,950    --
Preferred Stocks........................       424,037      0.7
Short-Term Investment...................     3,400,000      5.7
U.S. & Foreign Government Obligations...     9,929,938     16.6
                                          ------------      ---
                                          $ 59,181,088     98.9%
                                          ------------      ---
                                          ------------      ---

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1996 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $56,384,920).............................  $59,181,088
Cash (including $20,310 in foreign currency)................       91,449
Receivable for:
    Interest................................................      306,327
    Shares of beneficial interest sold......................      239,578
    Investments sold........................................      205,262
    Dividends...............................................       23,157
    Foreign withholding taxes reclaimed.....................       21,508
Deferred organizational expenses............................      126,342
Receivable from affiliate...................................       51,224
Prepaid expenses............................................       23,105
                                                              -----------

     TOTAL ASSETS...........................................   60,269,040
                                                              -----------

LIABILITIES:
Payable for:
    Investments purchased...................................      222,374
    Investment management fee...............................       53,316
    Plan of distribution fee................................       48,586
    Shares of beneficial interest repurchased...............       40,888
Accrued expenses............................................       79,517
                                                              -----------

     TOTAL LIABILITIES......................................      444,681
                                                              -----------

NET ASSETS:
Paid-in-capital.............................................   55,433,889
Net unrealized appreciation.................................    2,799,195
Accumulated undistributed net investment income.............       48,309
Accumulated undistributed net realized gain.................    1,542,966
                                                              -----------

     NET ASSETS.............................................  $59,824,359
                                                              -----------
                                                              -----------

NET ASSET VALUE PER SHARE,
  5,071,957 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                   $11.80
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JULY 31, 1996 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Interest (net of $185 foreign withholding tax)..............  $   388,660
Dividends (net of $29,082 foreign withholding tax)..........      309,599
                                                              -----------

     TOTAL INCOME...........................................      698,259
                                                              -----------

EXPENSES
Investment management fee...................................      264,223
Plan of distribution fee....................................      235,445
Professional fees...........................................       41,330
Custodian fees..............................................       28,394
Transfer agent fees and expenses............................       27,262
Organizational expenses.....................................       17,607
Registration fees...........................................       11,370
Trustees' fees and expenses.................................        9,961
Shareholder reports and notices.............................        6,837
Other.......................................................        5,849
                                                              -----------

     TOTAL EXPENSES BEFORE AMOUNTS
     WAIVED/REIMBURSED......................................      648,278

     LESS: AMOUNTS WAIVED/REIMBURSED........................         (757)
                                                              -----------

     TOTAL EXPENSES AFTER AMOUNTS
     WAIVED/REIMBURSED......................................      647,521
                                                              -----------

     NET INVESTMENT INCOME..................................       50,738
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments.............................................    1,589,290
    Foreign exchange transactions...........................      (42,352)
                                                              -----------

     TOTAL GAIN.............................................    1,546,938
                                                              -----------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   (1,250,163)
    Translation of forward foreign exchange contracts, other
      assets and liabilities denominated in foreign
      currencies............................................      (34,725)
                                                              -----------

     TOTAL DEPRECIATION.....................................   (1,284,888)
                                                              -----------

     NET GAIN...............................................      262,050
                                                              -----------

NET INCREASE................................................  $   312,788
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE
                                                                                     PERIOD
                                                                                    FEBRUARY
                                                                 FOR THE SIX       28, 1995*
                                                                 MONTHS ENDED       THROUGH
                                                                JULY 31, 1996       JANUARY
                                                                 (UNAUDITED)        31, 1996
---------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................     $    50,738       $ 482,720
Net realized gain...........................................       1,546,938       1,981,039
Net change in unrealized appreciation/depreciation..........      (1,284,888)      4,084,083
                                                              ------------------   ----------

     NET INCREASE...........................................         312,788       6,547,842
                                                              ------------------   ----------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................        (465,877)      (1,130,515)
Net realized gain...........................................         (60,968)       (812,800 )
                                                              ------------------   ----------

     TOTAL..................................................        (526,845)      (1,943,315)
                                                              ------------------   ----------
Net increase from transactions in shares of beneficial
  interest..................................................      15,767,245       39,566,644
                                                              ------------------   ----------

     TOTAL INCREASE.........................................      15,553,188       44,171,171

NET ASSETS:
Beginning of period.........................................      44,271,171         100,000
                                                              ------------------   ----------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $48,309 AND $463,448, RESPECTIVELY).....................     $59,824,359       $44,271,171
                                                              ------------------   ----------
                                                              ------------------   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1996 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Global Asset Allocation Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term total return on its investments. The Fund seeks to achieve its objective through a managed investment policy utilizing a portfolio of U.S. and foreign equity, debt and money market securities. The Fund was organized as a Massachusetts business trust on October 18, 1994 and had no operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on February 28, 1995.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Sub-Advisers that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1996 (UNAUDITED) CONTINUED

sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currencies gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1996 (UNAUDITED) CONTINUED

liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of $176,647 and was reimbursed exclusive of $29,699 which had been absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from commencement of operations.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1996 (UNAUDITED) CONTINUED

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under Sub-Advisory Agreements between TCW Funds Management, Inc. and Morgan Grenfell Investment Services Ltd. (the "Sub-Advisors") and the Investment Manager, the Sub-Advisors provide the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for the services provided pursuant to the Sub-Advisory Agreements, the Investment Manager pays each Sub-Advisor monthly compensation equal to 30% of its monthly compensation.

The Investment Manager had undertaken to reimburse all expenses (except for the Plan of Distribution fee and brokerage fees) and waive the compensation provided for in the Agreement until December 31, 1995. At July 31, 1996, included in the Statement of Assets and Liabilities, was a receivable from an affiliate which represents expense reimbursements due to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1996 (UNAUDITED) CONTINUED

payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered by the Distributor, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, included carrying charges, totaled $3,273,794 at July 31, 1996.

The Distributor has informed the Fund that for the six months ended July 31, 1996, it received approximately $66,000 in contingent deferred sales charges from redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 1996 aggregated $32,775,647 and $14,827,633, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $5,281,791 and $335,495, respectively.

For the six months ended July 31, 1996, the Fund incurred brokerage commissions of $11,579 with DWR for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 1996, the Fund had transfer agent fees and expenses payable of approximately $1,000.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1996 (UNAUDITED) CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX
                                                                           MONTHS ENDED                 FOR THE PERIOD
                                                                          JULY 31, 1996               FEBRUARY 28, 1995*
                                                                   ----------------------------            THROUGH
                                                                                                       JANUARY 31, 1996
                                                                           (UNAUDITED)            --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    1,615,999   $   19,366,206     4,035,815   $ 42,743,175
Reinvestment of dividends and distributions......................       39,029          471,857        64,960        741,197
                                                                   -----------   --------------   -----------   ------------
                                                                     1,655,028       19,838,063     4,100,775     43,484,372
Repurchased......................................................     (339,580)      (4,070,818)     (354,266)    (3,917,728)
                                                                   -----------   --------------   -----------   ------------
Net increase.....................................................    1,315,448   $   15,767,245     3,746,509   $ 39,566,644
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

------------------------------
*  Commencement of operations.

6. FEDERAL INCOME TAX STATUS

As of January 31, 1996, the Fund had permanent book/tax differences attributable to foreign currency gains.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

At July 31, 1996, the Fund had outstanding forward contracts to facilitate settlement of foreign currency denominated portfolio transactions.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                FOR THE PERIOD
                                                  FOR THE SIX                 FEBRUARY 28, 1995*
                                                 MONTHS ENDED                      THROUGH
                                                 JULY 31, 1996                 JANUARY 31, 1996
-------------------------------------------------------------------------------------------------
                                                  (UNAUDITED)

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period.........        $ 11.79                       $ 10.00
                                                      ------                        ------

Net investment income (loss).................          (0.01)                         0.17
Net realized and unrealized gain.............           0.13                          2.20
                                                      ------                        ------

Total from investment operations.............           0.12                          2.37
                                                      ------                        ------

Less dividends and distributions:
   Net investment income.....................          (0.10)                        (0.34)
   Net realized gain.........................          (0.01)                        (0.24)
                                                      ------                        ------

Total dividends and distributions............          (0.11)                        (0.58)
                                                      ------                        ------

Net asset value, end of period...............        $ 11.80                       $ 11.79
                                                      ------                        ------
                                                      ------                        ------

TOTAL INVESTMENT RETURN+.....................           0.99%(1)                     23.89%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................           2.45%(2)                      1.14%(2)(3)

Net investment income........................           0.19%(2)                      1.71%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......        $59,824                       $44,271

Portfolio turnover rate......................             31%(1)                        71%(1)

Average commission rate paid.................        $0.0006                            --

---------------------
  *       Commencement of operations.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)      Not annualized.
 (2)      Annualized.
 (3) If the Investment Manager had not reimbursed all expenses, the above annualized expense and net investment loss ratios would have been 2.87% and (0.02)%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Mark A. Bavoso
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for the distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

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        DEAN WITTER
        GLOBAL ASSET
       ALLOCATION FUND

            [GRAPHIC]

        SEMIANNUAL REPORT
        JULY 31, 1996